Investment securities - Maturities (Details) - AUD ($) $ in Millions	Sep. 30, 2025	Sep. 30, 2024
Maturities and weighted average yield of the Group's investment securities
Investment securities	$ 117,541	$ 103,885
Up to 1 year
Maturities and weighted average yield of the Group's investment securities
Investment securities	17,168
Over 1 year to 5 years
Maturities and weighted average yield of the Group's investment securities
Investment securities	57,135
Over 5 years to 10 years
Maturities and weighted average yield of the Group's investment securities
Investment securities	35,025
Over 10 years
Maturities and weighted average yield of the Group's investment securities
Investment securities	7,737
No specific maturity
Maturities and weighted average yield of the Group's investment securities
Investment securities	476
Government and semi-government securities
Maturities and weighted average yield of the Group's investment securities
Investment securities	$ 99,429
Weighted average yield	4.00%
Government and semi-government securities | Up to 1 year
Maturities and weighted average yield of the Group's investment securities
Investment securities	$ 12,466
Weighted average yield	3.60%
Government and semi-government securities | Over 1 year to 5 years
Maturities and weighted average yield of the Group's investment securities
Investment securities	$ 44,201
Weighted average yield	3.60%
Government and semi-government securities | Over 5 years to 10 years
Maturities and weighted average yield of the Group's investment securities
Investment securities	$ 35,025
Weighted average yield	4.40%
Government and semi-government securities | Over 10 years
Maturities and weighted average yield of the Group's investment securities
Investment securities	$ 7,737
Weighted average yield	5.10%
Other debt securities
Maturities and weighted average yield of the Group's investment securities
Investment securities	$ 17,636
Weighted average yield	4.90%
Other debt securities | Up to 1 year
Maturities and weighted average yield of the Group's investment securities
Investment securities	$ 4,702
Weighted average yield	4.80%
Other debt securities | Over 1 year to 5 years
Maturities and weighted average yield of the Group's investment securities
Investment securities	$ 12,934
Weighted average yield	5.00%
Equity securities
Maturities and weighted average yield of the Group's investment securities
Investment securities	$ 476
Equity securities | No specific maturity
Maturities and weighted average yield of the Group's investment securities
Investment securities	$ 476